Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contract or Notional Amounts of Unfunded Commitments to Extend Credit

The contract or notional amounts of unfunded commitments to extend credit at December 31, 2018, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$30,516	$101,975	$132,491
Corporate and purchasing card loans(a)	26,391	—	26,931
Residential mortgages	211	3	214
Retail credit card loans(a)	110,707	—	110,707
Other retail loans	13,634	24,123	37,757
Other	6,229	—	6,229
(a)	Primarily cancelable at the Company’s discretion.

Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases

Future minimum payments, net of sublease rentals, under capitalized leases and noncancelable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2018:

(Dollars in Millions)	Capitalized Leases	Operating Leases
2019	$17	$291
2020	15	259
2021	13	232
2022	10	195
2023	9	153
Thereafter	37	482

Total minimum lease payments	101	$1,612
Less amount representing interest	35

Present value of net minimum lease payments	$66

Summary of Other Guarantees and Contingent Liabilities

The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2018:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$—	$54	$11,305
Third party borrowing arrangements	—	—	7
Securities lending indemnifications	3,666	—	3,600
Asset sales	—	117	7,508
Merchant processing	647	47	103,273
Tender option bond program guarantee	2,399	—	2,332
Minimum revenue guarantees	—	—	4
Other	—	99	1,368

Contract or Notional Amount of Letters of Credit

The contract or notional amount of letters of credit at December 31, 2018, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$5,501	$5,805	$11,306
Commercial	412	28	440